Basis of preparation and accounting policies	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Basis of preparation and accounting policies
2.	Basis of preparation and accounting policies

2.1	Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments and held for trading investment that have been measured at fair value. The consolidated financial statements are presented in Renminbi (“RMB”) and all values are rounded to the nearest thousand (“RMB’000”) except when otherwise indicated.

Translation of amounts from Renminbi to US Dollar (“USD”) is solely for the convenience of the reader. Translation of amounts from Renminbi to US Dollar has been made at the rate of RMB 6.3294 = US$1.00, the rate quoted by the People’s Bank of China at the close of business on February 28, 2018 and all values are rounded to the nearest thousand (“US$’000”) except when otherwise indicated.

2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (the “Group”) as at December 31, 2017. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

2.3	Summary of significant accounting policies

(a)	Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

If the business combination is achieved in stages, any previously held equity interest is re-measured at its acquisition date fair value and any resulting gain or loss is recognized in profit or loss.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IAS 39 Financial Instruments: Recognition and Measurement, is measured at fair value with the changes in fair value recognized in the statement of profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests, and any previous interest held over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in this circumstance is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(b)	Investments in associates and joint ventures

An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries.

The Group’s investments in its associates and joint ventures are accounted for using the equity method.

Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The statement of profit or loss reflects the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the interest in the associate or joint venture.

The aggregate of the Group’s share of profit or loss of an associate and a joint venture is shown on the face of the statement of profit or loss outside operating profit and represents profit or loss after tax and non-controlling interests in the subsidiaries of the associate or joint venture.

The financial statements of the associate or joint venture are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.

After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, then recognizes the loss within “Share of (loss)/profit of associates and joint ventures, net of tax” in the statement of profit or loss.

Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in profit or loss.

(c)	Current versus non-current classification

The Group presents assets and liabilities in statement of financial position based on current/non-current classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in normal operating cycle

•	Held primarily for the purpose of trading

•	Expected to be realized within twelve months after the reporting period, or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in normal operating cycle

•	It is held primarily for the purpose of trading

•	It is due to be settled within twelve months after the reporting period, or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Group classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

(d)	Fair value measurement

The Group measures financial instruments, such as held for trading investments and derivatives, at fair value at each balance sheet date. Fair value related disclosures for financial instruments that are measured at fair value are summarized in the following notes:

•	Quoted equity shares	Note 35

•	Foreign exchange forward contract	Note 35

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or

•	In the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

An analysis of fair values of financial instruments and further details as to how they are measured are provided in Note 35.

(e)	Foreign currency translation

The Company’s functional currency is US Dollar. The Group’s consolidated financial statements are presented in Renminbi, which is also the functional currency of Yuchai, the largest operating segment of the Group.

Each entity in the Group determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.

Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate of exchange at the reporting date.

Differences arising on settlement or translation of monetary items are recognized in profit or loss with the exception of monetary items that are designated as part of the hedge of the Group’s net investment of a foreign operation. These are recognized in OCI until the net investment is disposed of, at which time, the cumulative amount is reclassified to profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.

Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined. The gain or loss arising on translation of non-monetary items measured at fair value is treated in line with the recognition of gain or loss on change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).

Group companies

On consolidation, the assets and liabilities of foreign operations are translated into RMB at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at average exchange rates during the reporting period. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

(f)	Revenue recognition

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured, regardless of when the payment is received. Revenue is measured at the fair value of the consideration received or receivable, taking into account contractually defined terms of payment and excluding discounts, rebates, taxes or duty. The Group has concluded that it is the principal in all of its revenue arrangements since it is the primary obligor in all the revenue arrangements, has pricing latitude and is also exposed to inventory and credit risks.

The specific recognition criteria described below must also be met before revenue is recognized.

Sale of goods

Revenue from the sale of goods is measured at the fair value of the consideration received or receivable, net of returns and allowances, trade discounts and volume rebates. Revenue is recognized when the significant risks and rewards of ownership of the goods have been transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, and there is no continuing management involvement with the goods and the amount of revenue can be measured reliably.

Sale of completed development properties

A development property is regarded as sold when the significant risks and rewards have been transferred to the buyer, which is normally on unconditional exchange of contracts. For conditional exchanges, sales are recognized only when all the significant conditions are satisfied.

Rendering of services

Revenue from rendering of services relates to project management contracts and hotel room and restaurant operations. Revenue is recognized over the period in which the services are rendered, by reference to completion of the specific transaction assessed on the basis of the actual service provided as a proportion of the total services to be performed.

Interest income

For all financial instruments measured at amortized cost and interest-bearing financial assets classified as available-for-sale, interest income is recorded using the effective interest rate (“EIR”). EIR is the rate that exactly discounts the estimated future cash payments or receipts over the expected life of the financial instrument or a shorter period, where appropriate, to the net carrying amount of the financial asset or liability. Interest income is included in “Other operating income” in the statement of profit or loss.

Rental income

Rental income arising from operating leases is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature.

Dividends

Dividend income is recognized when the Group’s right to receive the payment is established, which is generally when shareholders approve the dividend.

(g)	Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

(h)	Taxes

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the statement of profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction to goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in profit or loss.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Sales tax

Revenues, expenses and assets are recognized net of the amount of sales tax, except:

•

When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	When receivables and payables are stated with the amount of sales tax included

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

(i)	Non-current assets held for sale

The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.

The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the sale expected within one year from the date of the classification.

Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.

Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.

(j)	Cash dividend and non-cash distribution to equity holders of the parent

The Company recognizes a liability to make cash or non-cash distributions to equity holders of the parent when the distribution is authorized and the distribution is no longer at the discretion of the Company. A distribution is authorized when it is approved by the shareholders. A corresponding amount is recognized directly in equity.

Non-cash distributions are measured at the fair value of the assets to be distributed with fair value measurement recognized directly in equity.

Upon distribution of non-cash asset, any difference between the carrying amount of the liabilities and the carrying amount of the assets distributed is recognized in the statement of profit or loss.

(k)	Property, plant and equipment

Construction in progress is stated at cost, net of accumulated impairment losses, if any. Property, plant and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of property, plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in profit or loss as incurred. The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met.

Freehold land has an unlimited useful life and therefore is not depreciated. Asset under construction included in property, plant and equipment are not depreciated as these assets are not yet ready for intended use. Depreciation is calculated on a straight-line basis over the estimated useful life of the assets as follows:

Freehold buildings	:	50 years
Leasehold land, buildings and improvements	:	Shorter of 15 to 50 years or lease term
Plant and machinery	:	3 to 20 years
Office furniture, fittings and equipment	:	3 to 20 years
Motor and transport vehicles	:	3.5 to 15 years

The carrying values of property, plant and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable.

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of profit or loss when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

The Group capitalizes interest with respect to major assets under installation or construction based on the weighted average cost of the Group’s general borrowings and actual interest incurred for specific borrowings. Repairs and maintenance of a routine nature are expensed while those that extend the life of assets are capitalized.

Construction in progress represents factories under construction and machinery and equipment pending installation. All direct costs relating to the acquisition or construction of buildings and machinery and equipment, including interest charges on borrowings, are capitalized as construction in progress.

(l)	Investment properties

Investment properties are properties owned by the Group that are held to lease to third parties and earn rentals rather than for use in the production or supply of goods or services, or for administrative purposes, or in the ordinary course of business. Investment properties comprise completed investment properties and properties that are being constructed or developed for future use as investment properties.

Investment properties are initially recognized at cost, including transaction costs and subsequently carried at cost less accumulated depreciation and impairment losses. Depreciation is recognized in profit or loss on a straight-line basis over the estimated useful lives of the investment properties. The estimated useful life is 30 years. Depreciation methods, useful lives and residual values of investment properties are reassessed at each reporting date.

Investment properties are derecognized when either they have been disposed of or when they are permanently withdrawn from use and no future economic benefit is expected from its disposal. Any gain or loss on the retirement or disposal of an investment property is recognized in profit or loss in the year of retirement or disposal.

Transfers are made to or from investment property only when there is a change in use.

(m)	Research and development costs

Research costs are expensed as incurred. The Group received research and development subsidies of RMB 26,815 and RMB 60,817 (US$9,609) for the years ended December 31, 2016 and 2017 respectively.

Development expenditures on an individual project are recognized as an intangible asset when the Group can demonstrate:

•	The technical feasibility of completing the intangible asset so that the asset will be available for use or sale

•	Its intention to complete and its ability to use or sell the asset

•	How the asset will generate future economic benefits

•	The availability of resources to complete the asset

•	The ability to measure reliably the expenditure during development

Following initial recognition of the development expenditure as an asset, the asset is carried at cost less any accumulated amortization and accumulated impairment losses. Amortization of the asset begins when development is complete and the asset is available for use. Development costs are amortized over the period of expected future benefit. During the period of development, the asset is tested for impairment annually. In 2015, 2016 and 2017, capitalized development expenditures are not amortized because the intangible asset has not been completed.

(n)	Financial instruments – initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial assets are recognized initially at fair value plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.

The Group’s financial assets include cash and bank balances, bank deposits, trade and other receivables, quoted financial instruments and derivative financial instruments.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified in four categories:

•	Financial assets at fair value through profit or loss

•	Loans and receivables

•	Held-to-maturity investments

•	Available-for-sale financial assets

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39.

Financial assets at fair value through profit and loss are carried in the statement of financial position at fair value with net changes in fair value presented as other operating expenses (negative net changes in fair value) or other operating income (positive net changes in fair value) in the statement of profit or loss.

Financial assets designated upon initial recognition at fair value through profit or loss are designated at their initial recognition date and only if the criteria under IAS 39 are satisfied. The Group has designated its remaining 7.7% shareholding interest in Thakral Corporation Ltd (“TCL”) as financial assets at fair value through profit or loss.

The Group evaluates its financial assets held for trading, other than derivatives, to determine whether the intention to sell them in the near term is still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets and management’s intention to sell them in the foreseeable future significantly changes, the Group may elect to reclassify them. The reclassification to loans and receivables and available-for-sale depends on the nature of the asset. This evaluation does not affect any financial assets designated at fair value through profit or loss using the fair value option at designation, as these instruments cannot be reclassified after initial recognition.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the EIR method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

The EIR amortization is included in “Other operating income” in the statement of profit or loss. The losses arising from impairment are recognized in the statement of profit or loss in finance costs for loans and in cost of sales or other operating expenses for receivables.

Held-to-maturity investments

Non-derivative financial assets with fixed or determinable payments and fixed maturities are classified as held-to-maturity when the Group has the positive intention and ability to hold them to maturity. After initial measurement, held-to-maturity investments are measured at amortized cost using the EIR, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance income in the statement of profit or loss. The losses arising from impairment are recognized in the statement of profit or loss as finance costs. The Group did not have any held-to-maturity investments as of December 31, 2016 and 2017.

Available-for-sale (“AFS”) financial assets

AFS financial assets include equity investments and debt securities. Equity investments classified as AFS are those that are neither classified as held for trading nor designated at fair value through profit or loss. Debt securities in this category are those that are intended to be held for an indefinite period of time and that may be sold in response to needs for liquidity or in response to changes in the market conditions.

After initial measurement, AFS financial assets are subsequently measured at fair value with unrealized gains or losses recognized in OCI and credited in the AFS reserve until the investment is derecognized, at which time the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the AFS reserve to the statement of profit or loss in finance costs. Interest earned whilst holding AFS financial assets reported as interest income using the EIR method.

The Group evaluates whether the ability and intention to sell its AFS financial assets in the near term is still appropriate. When, in rare circumstances, the Group is unable to trade these financial assets due to inactive markets, the Group may elect to reclassify these financial assets if the management has the ability and intention to hold the assets for foreseeable future or until maturity.

For a financial asset reclassified from the AFS category, the fair value carrying amount at the date of reclassification becomes its new amortized cost and any previous gain or loss on the asset that has been recognized in equity is amortized to profit or loss over the remaining life of the investment using the EIR. Any difference between the new amortized cost and the maturity amount is also amortized over the remaining life of the asset using the EIR. If the asset is subsequently determined to be impaired, then the amount recorded in equity is reclassified to the statement of profit or loss.

The Group did not have AFS financial assets in 2016 and 2017.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired, or

•

The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Impairment of financial assets

The Group assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred “loss event”), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.

Financial assets carried at amortized cost

For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.

The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original EIR.

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in statement of profit or loss. Interest income (recorded as “Other operating income” in the statement of profit or loss) continues to be accrued on the reduced carrying amount and is accrued using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans together with the associated allowance are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to finance costs in the statement of profit or loss.

AFS financial assets

For AFS financial assets, the Group assesses at each reporting date whether there is objective evidence that an investment or a group of investments is impaired.

In the case of equity investments classified as AFS, objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost. “Significant” is evaluated against the original cost of the investment and “prolonged” against the period in which the fair value has been below its original cost. When there is evidence of impairment, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that investment previously recognized in the statement of profit or loss – is removed from OCI and recognized in the statement of profit or loss. Impairment losses on equity investments are not reversed through profit or loss; increases in their fair value after impairment are recognized in OCI.

The determination of what is ‘significant’ or ‘prolonged’ requires judgment. In making this judgment, the Group evaluates, among other factors, the duration or extent to which the fair value of an investment is less than its cost.

In the case of debt instruments classified as AFS, the impairment is assessed based on the same criteria as financial assets carried at amortized cost. However, the amount recorded for impairment is the cumulative loss measured as the difference between the amortized cost and the current fair value, less any impairment loss on that investment previously recognized in the statement of profit or loss.

Future interest income continues to be accrued based on the reduced carrying amount of the asset, using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of finance income. If, in a subsequent year, the fair value of a debt instrument increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in the statement of profit or loss, the impairment loss is reversed through the statement of profit or loss.

Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Group’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered into by the Group that are not designated as hedging instruments in hedge relationships as defined by IAS 39. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments.

Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.

Financial liabilities designated upon initial recognition at fair value through profit and loss are designated at the initial date of recognition, and only if the criteria in IAS 39 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance costs in the statement of profit or loss.

This category generally applies to interest-bearing loans and borrowings. For more information, please refer to Note 16(b).

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

(o)	Derivative financial instruments

Initial recognition and subsequent measurement

The Group uses derivative financial instruments, such as forward currency contracts, to hedge its foreign currency risks. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss.

The Group does not apply hedge accounting.

(p)	Inventories

Inventories are valued at the lower of cost and net realizable value.

Costs incurred in bringing each product to its present location and condition are accounted for as follows:

•	Raw materials: purchase cost on a weighted average basis

•	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overheads based on the normal operating capacity, but excluding borrowing costs

Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

(q)	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

Impairment losses, including impairment on inventories, are recognized in the statement of profit or loss in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of profit or loss.

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and on hand, demand deposits, and short-term, highly liquid investments that are readily convertible to known amount of cash and which are subject to an insignificant risk of changes in value.

(s)	Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset or assets and the arrangement conveys a right to use the asset or assets, even if that asset is or those assets are not explicitly specified in an arrangement.

Prepaid operating lease

Prepaid operating lease represents payments made to the PRC land bureau for land use rights, which are charged to expense on a straight-line basis over the respective periods of the rights which are in the range of 15 to 50 years.

Group as a lessee

A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.

Finance leases are capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the statement of profit or loss.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Group will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the statement of profit or loss on a straight-line basis over the lease term.

Group as a lessor

Leases in which the Group does not transfer substantially all the risks and rewards of ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

(t)	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period in which they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

A qualifying asset is one that necessarily takes a substantial period of time to get ready for its intended use or sale. To the extent that funds are borrowed specifically for the purpose of obtaining the asset, the amount of borrowing costs eligible for capitalization should be determined as the actual borrowing costs incurred less any investment income on the temporary investment of those borrowings. To the extent that funds are borrowed generally and used for the purpose of obtaining the asset, the amount of borrowing costs eligible for capitalization is by applying a capitalization rate to the expenditures on that asset. The capitalization rate should be the weighted average of the borrowing costs applicable to the borrowings of the enterprise that are outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. The amount of borrowing costs capitalized during a period should not exceed the amount of borrowing costs incurred during that period.

(u)	Provisions

General

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all of a provision to be reimbursed, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to a provision is presented in the statement of profit or loss net of any reimbursement.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Product warranty

The Group recognizes a liability at the time the product is sold, for the estimated future costs to be incurred under the lower of a warranty period or warranty mileage on various engine models, on which the Group provides free repair and replacement. For on-road applications engines, warranties extend for a duration (generally 3 to 36 months) or mileage (generally 20,000 to 300,000 kilometers), whichever is the lower. For other applications engines, warranties extend for a duration of generally 12 to 24 months. Provisions for warranty are primarily determined based on historical warranty cost per unit of engines sold adjusted for specific conditions that may arise and the number of engines under warranty at each financial year. If the nature, frequency and average cost of warranty claims change, the accrued liability for product warranty will be adjusted accordingly.

(v)	Pensions and other post-employment benefits

The Group participates in and makes contributions to the national pension schemes as defined by the laws of the countries in which it has operations. The contributions are at a fixed proportion of the basic salary of the staff. Contributions are recognized as compensation expense in the period in which the related services are performed.

(w)	Share-based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (“equity-settled transactions”).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognized in “staff cost” (Note 8.4), together with a corresponding increase in performance share reserve in equity, over the period in which the performance and/or service conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions for which vesting is conditional upon a market or non-vesting condition. These are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the expense had the terms not been modified, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 10).

(x)	Development properties

Development properties are properties acquired or being constructed for sale in the ordinary course of business, rather than to be held for the Group’s own use, rental or capital appreciation.

Development properties are held as inventories and are measured at the lower of cost and net realizable value.

Non-refundable commissions paid to sales or marketing agents on the sale of real estate units are expensed when incurred.

Costs to complete development include cost of land and other direct and related development expenditure, including borrowing costs incurred in developing the properties. Net realizable value of development properties is the estimated selling price in the ordinary course of business, based on market prices at the reporting date and discounted for the time value of money if material, less the estimated costs of completion and the estimated costs necessary to make the sale.

(y)	Segment reporting

For management purposes, the Group is organized into operating segments based on their products and services which are independently managed by the respective segment managers responsible for the performance of the respective segments under their charge. The segment manager’s report directly to the management of the Company who regularly review the segment results in order to allocate resources to the segments and to assess the segment performance. Additional disclosures on each of these segments are shown in Note 32, including the factors used to identify the reportable segments and the measurement basis of segment information.

2.4	Changes in accounting policy and disclosures

New and amended standards and interpretations

The Group applied for the first time certain amendments to the standards, which are effective for annual periods beginning on or after January 1, 2017. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

The nature and the effect of these changes are disclosed below. Although these new standards and amendments applied for the first time in 2017, they did not have a material impact on the annual consolidated financial statements of the Group. The nature and the impact of each new standard or amendment is described below:

IAS 7 Disclosure Initiative – Amendments to IAS 7

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Group has provided the information for both the current and the comparative period in Note 36.

IAS 12 Recognition of Deferred Tax Assets for Unrealized Losses – Amendments to IAS 12

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

The Group applied amendments retrospectively. However, their application has no effect on the Group’s financial position and performance as the Group has no deductible temporary differences or assets that are in the scope of the amendments.

IFRS Practice Statement 2: Making Materiality Judgements

The Practice Statement (PS) contains non-mandatory guidance to help entities making materiality judgements when preparing general purpose IFRS financial statements. The PS may also help users of financial statements to understand how an entity makes materiality judgements in preparing such financial statements.

The PS comprises guidance in three main areas:

(i)	General characteristics of materiality

(ii)	A four-step process that may be applied in making materiality judgements when preparing financial statements. This process describes how an entity could assess whether information is material for the purposes of recognition, measurement, presentation and disclosure.

(iii)	How to make materiality judgements in specific circumstances, namely, prior period information, errors and covenants and in the context of interim reporting.

Furthermore, the PS discusses the interaction between the materiality judgements an entity is required to make and local laws and regulations. The PS includes examples illustrating how an entity might apply the guidance.

The PS is a non-mandatory document, it does not change or introduce any requirements in IFRS. However, the PS provides helpful guidance for entities making materiality judgements and thus may improve the communication effectiveness of financial statements.

Companies are permitted to apply the guidance in the PS to financial statements prepared any time after September 14, 2017.

The Group believe that appropriate materiality judgements have been made in the preparation of its consolidated financial statements for financial year ended December 31, 2017.

Annual improvements 2014-2016 cycle

Amendments to IFRS 12 Disclosure of Interests in Other Entities – Clarification of the scope of the disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale.

These amendments have no material impact to the Group.

2.5	Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date without restating prior periods’ information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9.

Overall, except for the implementation of a change in the classification and measurement of bills receivable, the Group expects no significant impact on its consolidated statement of financial position and equity.

The Group does not apply hedge accounting.

The Group’s assessment of the elements of IFRS 9 is as described below:

(a)	Classification and measurement

The Group considers business model for managing the financial assets and contractual cash flow characteristics of the financial assets, and conclude that the measurement basis arising from adopting the new classification and measurement model under IFRS 9 as below.

Loans and trade and other receivables that are currently accounted for at amortized cost will continue to be accounted for using amortized cost model under IFRS 9. Loans as well as trade and other receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

Bills receivable that are currently accounted for at amortized cost will be accounted for at fair value through other comprehensive income under IFRS 9.

For financial assets currently held at fair value, the Group expects to continue measuring most of these assets at fair value under IFRS 9. Equity securities that are currently classified as held for trading will continue to be measured at fair value through profit or loss.

(b)	Impairment

IFRS 9 requires the Group to record expected credit losses on all of its trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables. The Group does not expect a significant change in the expected loss allowance by adopting the new IFRS 9 compared with Group’s current practice.

(c)	Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, the Group does not expect significant adjustments to the other items of the consolidated financial statements.

In summary, the impact of IFRS 9 adoption is expected to result in a decrease in trade and other receivables by RMB 137.3 million (US$21.7 million) and a decrease in the equity by RMB 137.3 million (US$21.7 million) as of December 31, 2017.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014 and amended in April 2016, establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The Group plans to adopt the new standard on the required effective date using the full retrospective method.

The Group has performed a preliminary impact assessment of IFRS 15 based on currently available information. This assessment may be subject to changes arising from ongoing analysis.

The Group expects the following impact upon the adoption of IFRS 15:

(a)	Warranty obligation

The Group provides certain warranties for both general repairs and maintenance services as part of the sales of goods. For general repairs, such warranties will be assurance-type warranties which will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets consistent with its current practice. For maintenance services, under IFRS 15, such warranties will be accounted for as service-type warranties and, therefore, will be accounted for as a separate performance obligation for which the Group will allocate a portion of the transaction price to this performance obligation.

Upon the adoption of IFRS 15, the Group expects to record an adjustment to the consolidated statement of profit or loss for the financial year ended December 31, 2017 with a decrease in selling and distribution expenses by RMB 195.9 million (US$31.0 million), a decrease in revenue by RMB 21.1 million (US$3.3 million) and an increase in cost of sales by RMB 176.8 million (US$27.9 million). The Group also expects to record an adjustment to the consolidated statement of financial position as at December 31, 2017 with a decrease in provision for product warranty by RMB 19.1 million (US$3.1million), an increase in contract liability by RMB 21.1 million (US$3.3 million) and a decrease in retained earnings as at January 1, 2017 by RMB 5.3 million (US$0.8 million).

(b)	Variable consideration

•	Volume rebates and trade discounts

The Group provides volume rebates or trade discount to its customers. Currently, the Group recognizes revenue from the sale of goods measured at the fair value of the consideration received or receivable, net of volume rebates and trade discounts. Under its existing accounting policy, the Group estimates the expected volume rebates or trade discount using the expected amount of rebates approach and included them in accruals.

IFRS 15 requires the estimated variable consideration to be constrained to prevent over-recognition of revenue. The Group has closely monitored and assessed the provision for volume rebates and trade discounts and does not expect material impact in revenue recognition.

•	Rights of return

Under IFRS 15, an entity estimates the transaction price and recognizes revenue based on the amounts to which the entity expects to be entitled through the end of the return period, and recognize such amount of expected returns as a refund liability, representing its obligation to return the customer’s consideration.

To assess the impact in this regard, the Group has collated the statistics of actual sales return incurred for the past years. Based on the historical records and management estimates, the Group believes the effect from the sales with a right of return on adoption of IFRS 15 is insignificant to the overall financial results of the Group.

(c)	Performance obligation

Under IAS 18 Revenue, the sale of a certain intangible asset amounting to RMB 115.2 million (US$18.2 million) was recognized in 2017 as other income, as the requirement for the production milestone was fulfilled.

With the adoption of IFRS 15, management has reviewed and concluded that the Group had significantly performed its obligations in 2015. Therefore, upon the adoption of IFRS 15, it will result in a decrease in other operating income of RMB 115.2 million (US$18.2 million) and tax expense of RMB 26.0 million (US$4.1 million) for the financial year ended December 31, 2017, and a corresponding increase in retained earnings of RMB 89.2 million (US$14.1 million) as at January 1, 2017.

(d)	Presentation and disclosure requirements

The presentation and disclosure requirements in IFRS 15 are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in the Group’s financial statements. Many of the disclosure requirements in IFRS 15 are new and the Group has assessed that the impact of some of these disclosures requirements will be significant. In particular, the Group expects that the notes to the financial statements will be expanded because of the disclosure of significant judgements made: when determining the transaction price of those contracts that include variable consideration, how the transaction price has been allocated to the performance obligations, and the assumptions made to estimate the stand-alone selling prices of each performance obligation. Also, extended disclosures are expected as a result of the significant judgement made when assessing the contracts where the Group has concluded that: it acts as an agent instead of a principal, there is a significant financing component, and service-type warranties are provided. In addition, as required by IFRS 15, the Group will disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. It will also disclose information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment. In 2017, the Group continued testing of appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

In summary, with the adoption of IFRS 15, the Group expects to record a decrease in its selling and distribution expenses by RMB 195.9 million (US$31.0 million), a decrease in revenue by RMB 21.1 million (US$3.3 million), a decrease in other operating income by RMB 115.2 million (US$18.2 million), a decrease in tax expense by RMB 26.0 million (US$ 4.1 million) and an increase in cost of sales by RMB 176.8 million (US$27.9 million) to its consolidated statement of profit or loss for the financial year ended December 31, 2017. The Group also expects to record a decrease in provision for product warranty by RMB 19.1 million (US$3.1 million), an increase in contract liability by RMB 21.1 million (US$3.3 million) and an increase in retained earnings by RMB 83.9 million (US$ 13.3 million) as at January 1, 2017.

Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively.

The Group does not intend to early adopt the amendments. The Group will perform assessment on the impact once the IASB has decided the effective date of these amendments.

IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted.

The Group’s Equity Incentive Plan is considered an equity-settled share-based payment transactions and all the share options granted under this plan were vested in July 2017. The Group does not plan to elect for retrospective application and does not expect the amendments to have any material impact to the Group.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

The Group plans to adopt the new standard on the required effective date. In 2018, the Group will continue to assess the potential effect of IFRS 16 on its consolidated financial statements.

IFRS 17 Insurance Contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (“IFRS 17”), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (“IFRS 4”) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)

•	A simplified approach (the premium allocation approach) mainly for short-duration contracts

IFRS 17 is effective for reporting periods beginning on or after January 1, 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

The interpretation clarifies that in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine a date of the transactions for each payment or receipt of advance consideration.

IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. Early application of interpretation is permitted and must be disclosed.

Entities may apply the amendments on a fully retrospective basis. Alternatively, an entity may apply the interpretation prospectively to all assets, expenses and income in its scope that are initially recognized on or after:

(i)	The beginning of the reporting period in which the entity first applies the interpretation, or

(ii)	The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation.

The Group does not expect the application of IFRIC 22 to have material impact to the Group.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatments

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12. The Interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately

•	The assumptions an entity makes about the examination of tax treatments by taxation authorities

•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

•	How an entity considers changes in facts and circumstances

An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed.

The Interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available.

The Group is currently assessing the impact of the interpretation and plans to adopt the interpretation on the required effective date.

Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts – Amendments to IFRS 4

The amendments address concerns arising from implementing the new financial instruments Standard, IFRS 9, before implementing IFRS 17 Insurance Contracts, which replaces IFRS 4. The amendments introduce two options for entities issuing insurance contracts:

(i)	Temporary exemption from IFRS 9

The optional temporary exemption from IFRS 9 permits entities whose predominant activities are connected with insurance to defer the application of IFRS 9 until 2021. The entities that defer the application of IFRS 9 will continue to apply the existing financial instruments Standard—IAS 39.

(ii)	The overlay approach

The overlay approach permits all issuers of insurance contracts to recognize in other comprehensive income, rather than profit or loss, the volatility that could arise when IFRS 9 is applied before the new insurance contracts Standard is issued.

The temporary exemption is first applied for reporting periods beginning on or after January 1, 2018. An entity may elect the overlay approach when it first applies IFRS 9 and apply that approach retrospectively to financial assets designated on transition to IFRS 9. The entity restates comparative information reflecting the overlay approach if, and only if, the entity restates comparative information when applying IFRS 9.

This amendment is not relevant to the Group as the Group is not an issuer of insurance contract.

Transfers of Investment Property -Amendments to IAS 40

The amendments clarify when an entity should transfer property, including property under construction or development into, or out of investment property. The amendments state that a change in use occurs when the property meets, or ceases to meet, the definition of investment property and there is evidence of the change in use. A mere change in management’s intentions for the use of a property does not provide evidence of a change in use.

The amendments are effective for annual periods beginning on or after January 1, 2018.

Entities should apply the amendments prospectively to changes in use that occur on or after the beginning of the annual reporting period in which the entity first applies the amendments. An entity should reassess the classification of property held at that date and, if applicable, reclassify property to reflect the conditions that exist at that date.

Retrospective application in accordance with IAS 8 is only permitted if that is possible without the use of hindsight. Early application of the amendments is permitted and must be disclosed.

The Group does not plan to early adopt the amendments and does not expect the amendments to have material impact to the Group.

Annual improvements 2014-2016 cycle (issued in December 2016)

IFRS 1 First-time Adoption of International Financial Reporting Standards - Deletion of short-term exemptions for first-time adopters

Short-term exemptions in paragraphs E3–E7 of IFRS 1 were deleted because they have now served their intended purpose. The amendment is effective from January 1, 2018. This amendment is not applicable to the Group.

AIP IAS 28 Investments in Associates and Joint Ventures – Clarification that measuring investees at fair value through profit or loss is an investment – by – investment choice

The amendments clarify that:

(i)

An entity that is a venture capital organization, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss.

(ii)

If an entity that is not itself an investment entity has an interest in an associate or joint venture that is an investment entity, the entity may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which (a) the investment entity associate or joint venture is initially recognized; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent.

The amendments should be applied retrospectively and are effective from January 1, 2018, with earlier application permitted. If an entity applies those amendments for an earlier period, it must disclose that fact.

The amendments are not expected to have any impact to the Group as the Group does not plan to measure its investments in associates and joint ventures at fair value through profit or loss.

Prepayment Features with Negative Compensation – Amendments to IFRS 9

Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are ‘solely payments of principal and interest on the principal amount outstanding’ (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of the event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract.

The amendment is effective for annual periods beginning on or after January 1, 2019. The amendments must be applied retrospectively; earlier application is permitted. The amendment provides specific transition provisions if it is only applied in 2019 rather than in 2018 with the remainder of IFRS 9.

The Group does not plan to early adopt the amendments and does not expect the amendments to have material impact to the Group.

Modification or exchange of a financial liability that does not result in derecognition

The IASB clarified that the requirements in IFRS 9 for adjusting the amortized cost of a financial liability, when a modification (or exchange) does not result in derecognition, are consistent with those applied to the modification of a financial asset that does not result in derecognition.

The gain or loss arising on modification of a financial liability that does not result in derecognition, calculated by discounting the change in contractual cash flows at the original effective interest rate, is immediately recognized in profit or loss.

This clarification relates to the application of IFRS 9 and does not need to be applied to the accounting for modification of liabilities under IAS 39 Financial Instruments: Recognition and Measurement. Any entities that have not applied this accounting under IAS 39 are therefore likely to have a change of accounting on transition. As there is no specific relief, this change needs to be made retrospectively.

The Group does not plan to early adopt the amendments and does not expect the amendments to have material impact to the Group.

Long-term interests in associates and joint ventures – Amendments to IAS 28

The amendments clarify that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests.

The Board also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures.

The amendment is effective for annual periods beginning on or after January 1, 2019. Entities must apply the amendments retrospectively, with certain exceptions. Early application of the amendments is permitted and must be disclosed.

The amendments will eliminate ambiguity in the wording of the standard.

The amendment do not have any impact on the Group.

Annual improvements 2015-2017 cycle (issued in December 2017)

IFRS 3 Business Combinations – Previously held Interests in a joint operation

The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value.

An entity applies those amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2019. Earlier application is permitted.

The Group does not plan to early adopt the amendments.

IFRS 11 Joint Arrangements – Previously held Interests in a joint operation

A party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.

An entity applies those amendments to transactions in which it obtains joint control on or after the beginning of the first annual reporting period beginning on or after January 1, 2019. Earlier application is permitted.

The Group does not plan to early adopt the amendments.

IAS 12 Income Taxes – Income tax consequences of payments on financial instruments classified as equity

The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. When an entity first applies those amendments, it applies them to the income tax consequences of dividends recognized on or after the beginning of the earliest comparative period.

The Group does not plan to early adopt the amendments. The Group does not expect the amendments to have material impact to the Group.

IAS 23 Borrowing Costs – Borrowing costs eligible for capitalization

The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.

An entity applies those amendments to borrowing costs incurred on or after the beginning of the annual reporting period in which the entity first applies those amendments.

An entity applies those amendments for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted.

The Group does not plan to early adopt the amendments. The Group does not expect the amendments to have material impact to the Group.